Expense Example - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	20	64	113	255